Condensed Consolidated Statements of Operations (Q2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Rental income	$ 5,896,266	$ 4,383,966	$ 11,781,711	$ 7,841,944
Expenses:
Fees to affiliates (Note 8)	812,019	477,915	1,624,037	879,230	$ 2,843,810	$ 1,188,083
General and administrative	853,940	836,996	1,393,445	1,449,183	2,570,529	3,742,896
Depreciation and amortization	2,391,495	1,712,469	4,782,991	3,026,745	6,988,925	3,081,554
Interest expense	2,076,725	1,203,260	4,237,075	2,293,876	5,577,828	1,637,984
Property expenses	1,111,936	701,244	2,174,588	1,194,222	3,185,629	1,282,759
Total expenses	7,246,115	4,931,884	14,212,136	8,843,256	21,166,721	10,933,276
Less: Expenses reimbursed by Sponsor or affiliates (Note 8)	(148,233)	(293,939)	(236,232)	(653,453)	(1,136,469)	(2,468,138)
Net expenses	7,097,882	4,637,945	13,975,904	8,189,803	20,030,252	8,465,138
Other income:
Interest income	5,645	4,244	11,031	7,920	17,879	7,215
Income from investments in unconsolidated entities, net	55,955	38,606	129,988	93,485	226,024	199,233
Total other income	61,600	42,850	141,019	101,405	243,903	206,448
Net loss	$ (1,140,016)	$ (211,129)	$ (2,053,174)	$ (246,454)	$ (1,801,724)	$ (868,484)
Net loss per share, basic and diluted ( in USD per share )	$ (0.08)	$ (0.02)	$ (0.14)	$ (0.02)	$ (0.16)	$ (0.15)
Weighted-average number of common shares outstanding, basic and diluted ( in shares )	14,846,259	10,603,387	14,218,770	10,054,089	11,069,864	5,982,930
Dividends declared per common share ( in USD per share )	$ 0.176	$ 0.176	$ 0.352	$ 0.41	$ 0.7035	$ 0.7